UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

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                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007


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ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS (UNAUDITED)                        AIG MONEY MARKET FUND
JULY 31, 2007
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     Face
    Amount                                                              Value
    (000)                                                               (000)
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CERTIFICATES OF DEPOSIT (28.7%)
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BANKS (28.7%)
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                 Banco Bilbao Vizcaya Argentina
$       50,000         5.305%, 08/15/07                             $     50,000
                 Credit Industriel et Commercial
        43,100         5.300%, 01/09/08                                   43,075
                 Credit Suisse New York
        20,000         5.405%, 06/09/08                                   20,000
                 Depfa Bank PLC
        40,000         5.310%, 10/09/07                                   40,000
                 Deutsche Bank
        30,240         5.345%, 08/08/07                                   30,240
                 Fortis Bank
         9,000         5.225%, 12/28/07                                    8,999
                 HBOS Treasury Services PLC
        50,000         5.345%, 09/12/07                                   49,990
                 Norinchukin Bank
        50,000         5.320%, 10/10/07                                   50,000
                 Rabobank Netherlands
        40,000         5.290%, 08/30/07                                   40,000
                 UBS
        45,000         5.335%, 08/06/07                                   45,000
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                                                                         377,304
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                 TOTAL CERTIFICATES OF DEPOSIT
                    (Cost $377,304)                                      377,304
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COMMERCIAL PAPER (27.2%)
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BANKS (18.5%)
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                 Bank of America
        44,590         5.330%, 08/02/07                                   44,583
                 Barclays Bank
        50,000         5.235%, 08/13/07                                   49,913
                 Nordbanken North America
        50,000         5.235%, 08/01/07                                   50,000
                 San Paolo IMI SPA
        50,000         5.320%, 08/01/07                                   50,000
                 Swedbank
        50,000         5.145%, 02/29/08                                   48,485
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                                                                         242,981
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FINANCIAL SERVICES (8.7%)
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                 Dexia Deleware LLC
        65,000         5.245%, 08/09/07                                   64,924

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     Face
    Amount                                                              Value
     (000)                                                              (000)
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                 Erste Financial Deleware LLC
$       50,000         5.370%, 08/01/07                             $     50,000
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                                                                         114,924
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                 TOTAL COMMERCIAL PAPER
                    (Cost $357,905)                                      357,905
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TIME DEPOSIT (8.5%)
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                 Bank of Tokyo Mitsbushi
        55,000         5.360%, 08/01/07                                   55,000
                 Natexis Banques Popularies
        56,078         5.360%, 08/01/07                                   56,078
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                 TOTAL TIME DEPOSIT
                    (Cost $111,078)                                      111,078
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REPURCHASE AGREEMENTS (35.0%)
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       110,000   Abbey National North America LLC
                 5.240%, dated 07/31/07, to be
                 repurchased on 08/01/07,
                 repurchase price
                 $110,016,011 (collateralized                            110,000
                 by various U.S. Government
                 Obligations, ranging in par
                 value $6,465,000 -
                 $12,000,000, 0.000% - 5.750%,
                 9/28/07 - 6/12/26;
                 with total market value
                 $112,204,566)

       150,000   Barclays Capital PLC
                 5.260%, dated 07/31/07, to be
                 repurchased on 08/01/07,
                 repurchase price
                 $150,021,917 (collateralized                            150,000
                 by various U.S. Government
                 Obligations, ranging in par
                 value $50,235,000-102,713,000,
                 0.000%-6.125%, 6/13/08-08/17/26;
                 with total market value
                 $153,000,170)

SCHEDULE OF INVESTMENTS (UNAUDITED)                        AIG MONEY MARKET FUND
JULY 31, 2007
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     Face
    Amount                                                              Value
    (000)                                                               (000)
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$      200,000   Deutsche Bank
                 5.260%, dated 07/31/07, to be
                 repurchased on 08/01/07,
                 repurchase price                                   $    200,000
                 $200,029,222 (collateralized
                 by various U.S. Government
                 Obligations, ranging in par
                 value $2,352,000-
                 $51,175,000, 0.000%-
                 5.250%, 08/08/07-02/11/19;
                 with total market value
                 $204,000,230)
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              TOTAL REPURCHASE AGREEMENTS
                 (Cost $460,000)                                         460,000
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              TOTAL INVESTMENTS (99.4%)
                 (Cost $1,306,287) +                                   1,306,287
================================================================================

PERCENTAGES ARE BASED ON NET ASSETS OF $1,313,799 (000).

LLC -- LIMITED LIABILITY COMPANY
PLC -- PUBLIC LIMITED COMPANY

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO ITS BOOK COST.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                The Advisors' Inner Circle Fund


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                   /s/ James F. Volk
                                            -------------------------------
                                            James F. Volk
                                            President

Date: September 19, 2007

By (Signature and Title)*                   /s/ Michael Lawson
                                            -------------------------------
                                            Michael Lawson
                                            Controller & CFO

Date: September 19, 2007

* Print the name and title of each signing officer under his or her signature.